SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 bed state center segment hospital	Dec. 31, 2010	Dec. 31, 2009
SEGMENT INFORMATION
Number of reportable segments	1
Number of hospitals owned by subsidiaries	49
Number of academic medical centers operated by subsidiaries	3
Number of critical access hospitals operated by subsidiaries	1
Number of licensed beds in hospitals operated by subsidiaries	13,119
Number of states in which subsidiaries of the entity operate hospitals	10
Number of free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers operated by subsidiaries excluding classified in discontinued operations	95
Number of states in which free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers are operated by subsidiaries	11
Minimum number of Tenet and non-Tenet Hospitals and other health care organizations to which Conifer provided revenue cycle services	300
SEGMENT INFOMRATION
Assets	$ 8,462	$ 8,500
Capital expenditures:	475	476	456
Revenues:
Total	8,654	8,265	8,101
Intercompany eliminations	(261)	(206)	(207)
Adjusted EBITDA
Adjusted EBITDA	1,126	1,036	955
Depreciation and amortization	398	380	373
Adjusted EBITDA
Adjusted EBITDA	1,126	1,036	955
Depreciation and amortization	(398)	(380)	(373)
Interest expense	(375)	(424)	(445)
Gain (loss) from early extinguishment of debt	(117)	(57)	97
Litigation and Investigation Costs	(55)	(12)	(31)
Impairments of long-lived assets	(20)	(10)	(27)
Investment earnings	3	5	0
Net gain on sales of investments	0	0	15
Income before income taxes	164	158	191
Hospital Operations and other
SEGMENT INFOMRATION
Assets	8,389	8,437
Capital expenditures:	461	465	444
Revenues:
Total	8,575	8,216	8,067
Adjusted EBITDA
Adjusted EBITDA	1,083	1,021	948
Depreciation and amortization	389	372	366
Adjusted EBITDA
Adjusted EBITDA	1,083	1,021	948
Depreciation and amortization	(389)	(372)	(366)
Conifer
SEGMENT INFOMRATION
Assets	73	63
Capital expenditures:	14	11	12
Revenues:
Tenet	261	206	207
Other customers	79	49	34
Total Revenue	8,915	8,471	8,308
Adjusted EBITDA
Conifer	43	15	7
Depreciation and amortization	9	8	7
Adjusted EBITDA
Depreciation and amortization	$ (9)	$ (8)	$ (7)